UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Meru Capital Group, LP
Address: 527 Madison Ave, 17 FL
         New York, NY  10022

13F File Number:  28-14303

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Jonathan Barton
Title:   Chief Operating Officer
Phone:   212-546-6805
Signature, Place, and Date of Signing:

/s/    Jonathan Barton     New York, NY   February 14,2013

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $187,654
					 (thousands)


List of Other Included Managers:

No.  13F File Number    Name
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                                                      FORM 13F INFORMATION TABLE


                                                               VALUE     SHARES/ SH/   PUT/  INVST     OTHER   VOTING   AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT PRN   CALL  DSCRETN   MANAGER SOLE     SHARED  NONE
------------------------------    ----------------  ---------  -------- -------- ----  ----  --------- ---------------- ------  ----

AGILENT TECHNOLOGIES INC          COM               00846U101        348     8500   SH       SOLE                   8500
APPLE INC                         COM               037833100       1256     2360   SH       SOLE                   2360
ARCELORMITTAL SA LUXEMBOURG       NY REGISTRY SH    03938L104       1747   100000   SH   PUT SOLE                 100000
AVAGO TECHNOLOGIES LTD            SHS               Y0486S104       4051   128000   SH       SOLE                 128000
BAKER HUGHES INC                  COM               057224107       2042    50000   SH       SOLE                  50000
CA INC                            COM               12673P105       1714    78000   SH       SOLE                  78000
CARTER INC                        COM               146229109      15053   270487   SH       SOLE                 270487
CHARTER COMMUNICATIONS INC D      CL A              16117M305        762    10000   SH       SOLE                  10000
CIRRUS LOGIC INC                  COM               172755100        281     9700   SH       SOLE                   9700
COLFAX CORP                       COM               194014106      13989   346686   SH       SOLE                 346686
DOLLAR TREE INC                   COM               256746108       3211    79155   SH       SOLE                  79155
E M C CORP MASS                   COM               268648102       2530   100000   SH  CALL SOLE                 100000
FREEPORT-MCMORAN COPPER & GO      COM               35671D857       2462    72002   SH       SOLE                  72002
GARDNER DENVER INC                COM               365558105        548     8000   SH       SOLE                   8000
HALLIBURTON CO                    COM               406216101      10407   300000   SH  CALL SOLE                 300000
HALLIBURTON CO                    COM               406216101        867    25000   SH       SOLE                  25000
IAC INTERACTIVECORP               COM               44919P508        680    14400   SH       SOLE                  14400
ICICI BK LTD                      ADR               45104G104       3227    74000   SH       SOLE                  74000
INFORMATICA CORP                  COM               45666Q102        736    24280   SH       SOLE                  24280
INTERCONTINENTALEXCHANGE INC      COM               45865V100       1857    15000   SH       SOLE                  15000
INTEROIL CORP                     NOTE 2.750%11/1   460951AC0       1749  2000000  PRN       SOLE                2000000
JUNIPER NETWORKS INC              COM               48203R104       1222    62100   SH       SOLE                  62100
MARKET VECTORS ETF TR             GOLD MINER ETF    57060U100      18101   390200   SH       SOLE                 390200
MARVELL TECHNOLOGY GROUP LTD      ORD               G5876H105       5082   700000   SH  CALL SOLE                 700000
MASTERCARD INC                    CL A              57636Q104        491     1000   SH       SOLE                   1000
MELCO CROWN ENTMT LTD             ADR               585464100       1852   110000   SH       SOLE                 110000
NUCOR CORP                        COM               670346105        432    10000   SH       SOLE                  10000
OCCIDENTAL PETE CORP DEL          COM               674599105        766    10000   SH       SOLE                  10000
PARAMETRIC TECHNOLOGY CORP        COM               699173209       1461    64900   SH       SOLE                  64900
POTASH CORP SASK INC              COM               73755L107        610    15000   SH       SOLE                  15000
RAYONIER INC                      COM               754907103       1037    20000   SH       SOLE                  20000
ROPER INDS INC NEW                COM               776696106        223     2000   SH       SOLE                   2000
SALLY BEAUTY HLDGS INC            COM               79546E104      12727   539950   SH       SOLE                 539950
SCHLUMBERGER LTD                  COM               806857108       5544    80000   SH       SOLE                  80000
SELECT SECTOR SPDR                TR SBI CONS DISCR 81369Y407       2372    50000   SH   PUT SOLE                  50000
SELECT SECTOR SPDR                TR SBI CONS DISCR 81369Y407       2372    50000   SH  CALL SOLE                  50000
SIGNET JEWELERS LIMITED           SHS               G81276100        534    10000   SH       SOLE                  10000
SIX FLAGS ENTMT CORP NEW          COM               83001A102      21627   353386   SH       SOLE                 353386
SOURCEFIRE INC                    COM               83616T108       2827    59860   SH       SOLE                  59860
SPDR GOLD TRUST GOLD              SHS               78463V107       2220    13700   SH   PUT SOLE                  13700
SPDR GOLD TRUST GOLD              SHS               78463V107       2220    13700   SH  CALL SOLE                  13700
SPDR S&P 500 ETF TR               TR UNIT           78462F103      10681    75000   SH   PUT SOLE                  75000
SPDR S&P 500 ETF TR               TR UNIT           78462F103      10839    76108   SH       SOLE                  76108
TIBCO SOFTWARE INC                COM               88632Q103       2399   109150   SH       SOLE                 109150
TRANSOCEAN LTD REG                SHS               H8817H100        558    12500   SH       SOLE                  12500
TRIPADVISOR INC                   COM               896945201       4027    96055   SH       SOLE                  96055
ULTRA PETROLEUM CORP              COM               903914109       3626   200000   SH  CALL SOLE                 200000
VISA INC                          COM CL A          92826C839       2287    15088   SH       SOLE                  15088



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